Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings) (Details) - CAD ($)
$ in Millions
	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 944,937		$ 957,873
Total allowance for loan losses	8,682		8,094	$ 7,811
Total loans, net of allowance	936,255		949,779
Non-trading loans at fair value	400		3,100
Trading loans at fair value	27,100		23,500
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	846,241		862,652
Total allowance for loan losses	2,732		2,470	2,481
Total loans, net of allowance	843,509		860,182
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	93,362		90,272
Total allowance for loan losses	4,288		4,082	4,065
Total loans, net of allowance	89,074		86,190
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,334		4,949
Total allowance for loan losses	1,662		1,542	1,265
Total loans, net of allowance	3,672		3,407
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	315,931		331,649
Total allowance for loan losses	345	$ 348	365	385	$ 403	$ 403
Total loans, net of allowance	315,586		331,284
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	292,234		303,794
Total allowance for loan losses	101	106	116	129	129	154
Total loans, net of allowance	292,133		303,678
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,796		27,090
Total allowance for loan losses	171	174	189	198	214	192
Total loans, net of allowance	22,625		26,901
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	901		765
Total allowance for loan losses	73	$ 68	60	58	$ 60	$ 57
Total loans, net of allowance	828		705
Residential mortgages [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	225,305		238,756
Residential mortgages [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	224,540		238,101
Residential mortgages [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	765		655
Residential mortgages [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	75,745		78,938
Residential mortgages [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	66,982		65,318
Residential mortgages [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,763		13,620
Residential mortgages [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,257		9,984
Residential mortgages [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	707		370
Residential mortgages [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,550		9,614
Residential mortgages [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,091		3,553
Residential mortgages [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5		5
Residential mortgages [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,718		3,201
Residential mortgages [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	368		347
Residential mortgages [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	533		418
Residential mortgages [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	533		418
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	245,935		228,382
Total allowance for loan losses	2,132		2,049	2,025
Total loans, net of allowance	243,803		226,333
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	208,187		198,481
Total allowance for loan losses	683		667	663
Total loans, net of allowance	207,504		197,814
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,699		28,911
Total allowance for loan losses	1,187		1,120	1,124
Total loans, net of allowance	35,512		27,791
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,049		990
Total allowance for loan losses	262		262	238
Total loans, net of allowance	787		728
Consumer instalment and other personal [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	111,200		103,795
Consumer instalment and other personal [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	108,528		101,171
Consumer instalment and other personal [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,672		2,624
Consumer instalment and other personal [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	85,659		78,159
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	65,425		66,105
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	20,234		12,054
Consumer instalment and other personal [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,655		33,540
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,866		27,188
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,789		6,352
Consumer instalment and other personal [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,814		12,310
Consumer instalment and other personal [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,368		4,017
Consumer instalment and other personal [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,004		7,881
Consumer instalment and other personal [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	442		412
Consumer instalment and other personal [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	607		578
Consumer instalment and other personal [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	607		578
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	41,596		40,639
Total allowance for loan losses	2,232		2,097	2,046
Total loans, net of allowance	39,364		38,542
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,374		34,356
Total allowance for loan losses	728		704	695
Total loans, net of allowance	34,646		33,652
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,663		5,708
Total allowance for loan losses	1,061		1,015	979
Total loans, net of allowance	4,602		4,693
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	559		575
Total allowance for loan losses	443		378	$ 372
Total loans, net of allowance	116		197
Credit card [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,239		6,918
Credit card [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,223		6,902
Credit card [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16		16
Credit card [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,267		11,902
Credit card [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,063		11,714
Credit card [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	204		188
Credit card [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,031		14,030
Credit card [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,880		12,908
Credit card [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,151		1,122
Credit card [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,920		7,651
Credit card [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,208		2,832
Credit card [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,292		4,382
Credit card [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	420		437
Credit card [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	139		138
Credit card [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	139		138
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	341,475		357,203
Total allowance for loan losses	3,973		3,583
Total loans, net of allowance	337,502		353,620
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	310,446		326,021
Total allowance for loan losses	1,220		983
Total loans, net of allowance	309,226		325,038
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,204		28,563
Total allowance for loan losses	1,869		1,758
Total loans, net of allowance	26,335		26,805
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,825		2,619
Total allowance for loan losses	884		842
Total loans, net of allowance	1,941		1,777
Business and government [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,755		2,530
Business and government [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,755		2,530
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	135,575		158,527
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	135,420		158,425
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	155		102
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	186,646		178,743
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,476		166,892
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,170		11,851
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,499		17,403
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	550		704
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,879		16,610
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	70		89
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Canadian government insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,000		6,000
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Guaranteed by government agencies [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,000		24,000
Business and government and residential mortgage [member] | With No Allowance For Loan Losses [Member] | Impaired loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	212		259
Business and government and residential mortgage [member] | Insured [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	69,000		71,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	826,651		787,285
Allowance for off-balance sheet credit instruments	1,019		1,043
Total off-balance sheet credit instruments, net of allowance	825,632		786,242
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	396,000		384,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	67,000		66,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	807,661		769,522
Allowance for off-balance sheet credit instruments	449		439
Total off-balance sheet credit instruments, net of allowance	807,212		769,083
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	18,635		17,511
Allowance for off-balance sheet credit instruments	561		593
Total off-balance sheet credit instruments, net of allowance	18,074		16,918
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	355		252
Allowance for off-balance sheet credit instruments	9		11
Total off-balance sheet credit instruments, net of allowance	346		241
Off-balance sheet credit risks [member] | Low Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	324,076		269,599
Off-balance sheet credit risks [member] | Low Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	322,466		268,234
Off-balance sheet credit risks [member] | Low Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,610		1,365
Off-balance sheet credit risks [member] | Normal Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	57,028		94,908
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	55,584		93,576
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,444		1,332
Off-balance sheet credit risks [member] | Medium Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	15,778		19,809
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	14,416		18,562
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,362		1,247
Off-balance sheet credit risks [member] | High Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,076		2,307
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,197		1,126
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	879		1,181
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	355		252
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	355		252
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	300,963		287,830
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	300,963		287,830
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	120,216		106,834
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	112,648		99,866
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	7,568		6,968
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	6,159		5,746
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	387		328
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,772		5,418
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 0		$ 0